Provisions for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Reconciliation of impairment charges
Recoveries	$ (102)	$ (110)	$ (132)
Impairment (charges)/benefits	139	(218)	(372)
Loans and credit commitments
Reconciliation of impairment charges
Business activity during the period	(94)	(218)	(226)
Net remeasurement of provision for ECL	336	128	(9)
Debt Securities | Amortised cost
Reconciliation of impairment charges
Impairment charges	1	(19)	(6)
Debt Securities | FVOCI
Reconciliation of impairment charges
Impairment charges	$ (2)	$ 1	$ 1